NOTE 8 - DERIVATIVE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Details
Gain (Loss) on Derivative Liabilities	$ 102,375	$ 212,199
Gain (Loss) on Extinguishment of Debt	$ 38,172